Segment information - Schedule of Segment Information (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Total revenues	[1]	$ 774,061	$ 706,040	$ 537,972
Cost of revenue		(206,302)	(226,568)	(181,500)
Payroll expense		(148,996)	(159,906)	(130,140)
Non payroll expense		(98,257)	(71,071)	(81,273)
Marketing expense		(144,469)	(131,888)	(102,963)
Other segment item		(842)	(1,060)	(164)
Adjusted positive EBITDA		175,195	115,547	41,932
Depreciation and amortization		(38,795)	(36,510)	(36,003)
Stock-based compensation expense		(9,901)	(3,454)	(7,292)
Impairment charges				0
Acquisition transaction costs			0	(390)
Restructuring, reorganization and other exit activities charges		(3,370)	(11,344)	0
Operating income (loss)		123,129	64,239	(1,753)
Financial results, net		(89,072)	(36,633)	(45,459)
Income / (Loss) before income taxes		34,057	27,606	(47,212)
Income tax expense		(6,152)	(3,116)	(21,309)
Net income / (loss) for the year		27,905	24,490	(68,521)
Net income / (loss) attributable to Despegar.com, Corp.		27,905	24,490	(68,521)
Operating Segments | Air
Segment Reporting Information [Line Items]
Total revenues		262,534	257,649	215,782
Cost of revenue		(66,996)	(81,450)	(67,805)
Payroll expense		(44,986)	(53,320)	(44,074)
Non payroll expense		(30,441)	(31,032)	(30,082)
Marketing expense		(64,011)	(64,364)	(51,452)
Other segment item		0	0	0
Adjusted positive EBITDA		41,561	13,172	17,953
Depreciation and amortization		(10,511)	(9,526)	(10,339)
Stock-based compensation expense		0	0	0
Impairment charges				0
Acquisition transaction costs			0	(390)
Restructuring, reorganization and other exit activities charges		0	0	0
Operating income (loss)		31,050	3,646	7,224
Operating Segments | Packages, Hotels and Other Travel Products
Segment Reporting Information [Line Items]
Total revenues		493,950	437,010	317,748
Cost of revenue		(112,130)	(119,601)	(94,927)
Payroll expense		(88,567)	(92,419)	(79,759)
Non payroll expense		(63,573)	(38,047)	(45,844)
Marketing expense		(80,350)	(67,491)	(51,408)
Other segment item		(842)	(1,060)	(164)
Adjusted positive EBITDA		129,477	103,172	42,257
Depreciation and amortization		(14,632)	(11,673)	(12,516)
Stock-based compensation expense		0	0	0
Impairment charges				0
Acquisition transaction costs			0	0
Restructuring, reorganization and other exit activities charges		(613)	(4,546)	0
Operating income (loss)		114,232	86,953	29,741
Operating Segments | Financial Services
Segment Reporting Information [Line Items]
Total revenues		17,577	11,381	4,442
Cost of revenue		(27,176)	(25,517)	(18,768)
Payroll expense		(15,443)	(14,167)	(6,307)
Non payroll expense		(4,243)	(1,992)	(5,347)
Marketing expense		(108)	(33)	(103)
Other segment item		0	0	0
Adjusted positive EBITDA		4,157	(797)	(18,278)
Depreciation and amortization		(3,430)	(1,202)	(71)
Stock-based compensation expense		0	0	0
Impairment charges				0
Acquisition transaction costs			0	0
Restructuring, reorganization and other exit activities charges		0	0	0
Operating income (loss)		727	(1,999)	(18,349)
Intersegment Eliminations
Segment Reporting Information [Line Items]
Total revenues		(33,550)	(29,531)	(7,805)
Cost of revenue		33,550	29,531	7,805
Payroll expense		0	0	0
Non payroll expense		0	0	0
Marketing expense		0	0	0
Other segment item		0	0	0
Adjusted positive EBITDA		0	0	0
Depreciation and amortization		0	0	0
Stock-based compensation expense		0	0	0
Impairment charges				0
Acquisition transaction costs			0	0
Restructuring, reorganization and other exit activities charges		0	0	0
Operating income (loss)		0	0	0
Intersegment Eliminations | Air
Segment Reporting Information [Line Items]
Total revenues		0	0	0
Cost of revenue		(14,539)	(14,311)	(4,416)
Intersegment Eliminations | Packages, Hotels and Other Travel Products
Segment Reporting Information [Line Items]
Total revenues		0	0	0
Cost of revenue		(19,011)	(15,220)	(3,389)
Intersegment Eliminations | Financial Services
Segment Reporting Information [Line Items]
Total revenues		(33,550)	(29,531)	(7,805)
Cost of revenue		0	0	0
Reportable Legal Entities | Air
Segment Reporting Information [Line Items]
Total revenues		262,534	257,649	215,782
Reportable Legal Entities | Packages, Hotels and Other Travel Products
Segment Reporting Information [Line Items]
Total revenues		493,950	437,010	317,748
Reportable Legal Entities | Financial Services
Segment Reporting Information [Line Items]
Total revenues		51,127	40,912	12,247
Corporate
Segment Reporting Information [Line Items]
Total revenues		0	0	0
Cost of revenue		0	0	0
Payroll expense		0	0	0
Non payroll expense		0	0	0
Marketing expense		0	0	0
Other segment item		0	0	0
Adjusted positive EBITDA		0	0	0
Depreciation and amortization		(10,222)	(14,109)	(13,077)
Stock-based compensation expense		(9,901)	(3,454)	(7,292)
Impairment charges				0
Acquisition transaction costs			0	0
Restructuring, reorganization and other exit activities charges		(2,757)	(6,798)	0
Operating income (loss)		$ (22,880)	$ (24,361)	$ (20,369)

[1]	Includes $59,554, $40,288 and $24,220 for related party transactions for the years 2024, 2023 and 2022, respectively. See Note 23.